OPERATING LEASE - Narrative (Details) $ in Thousands	1 Months Ended
	Nov. 30, 2022 ft²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 01, 2023 USD ($)
Operating Lease
Operating lease right-of-use assets		$ 0	$ 93	$ 200
Operating lease liabilities			$ 99	$ 300
Original Space | Bridgewater, New Jersey
Operating Lease
Facility space leased | ft²	5,755